CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 147,495	$ 20,774	¥ 130,148
Total current liabilities	22,341,534	3,146,739	28,130,018
Total non-current liabilities	10,067,925	1,418,038	11,574,892
VIEs
Total current liabilities	12,450,389	1,753,600	12,234,786
Total non-current liabilities	¥ 1,522,773	$ 214,478	¥ 1,750,258
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, shares issued	3,853,820,658	3,853,820,658	3,246,481,443
Common stock, shares outstanding	3,675,039,807	3,675,039,807	3,047,568,900
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	3,041,097,278	3,041,097,278	3,041,097,278
Common stock, shares outstanding	3,041,097,278	3,041,097,278	3,041,097,278